Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Raw materials	$9,141,439	$7,843,367
Work in process	284,148	223,803
Goods shipped in transit	91,745	88,731
Finished goods	321,601	300,394
Total inventory	$9,838,933	$8,456,295